UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Platinum Management (NY) LLC
Address: 152 West 57th Street, 4th Floor
         New York, NY 10019

13F File Number: 028-12968

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Oliver Jimenez
Title: Chief Compliance Officer
Phone: 212-582-2222

Signature,                                 Place,           and Date of Signing:

/s/ Oliver Jimenez                       New York, NY           May 20, 2011
-----------------------------------      ------------         -----------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[_]  13F NOTICE.

[_]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  51

Form 13F Information Table Value Total:  $145,423
                                         (thousands)

List of Other Included Managers:  NONE

                                    TITLE OF                   VALUE   SHARES/  SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                      CLASS           CUSIP     (x$1000) PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
ADVANCED MICRO DEVICES              COM             007903107    104     12250             SOLE                 12250
ALTRIA GROUP INC                    COM             02209S103    152      5822             SOLE                  5822
AMARIN CORPORATION PLC              SPONS ADR       023111107    559     76515             SOLE                 76515
AMAZON.COM INC                      COM             023135106    450      2500             SOLE                  2500
APPLE INC                           COM             037833100   3311      9500             SOLE                  9500
ARMOUR RESIDENTIAL REIT INC         WTS             042315119     26    510197             SOLE                510197
ATHEROS COMMUNICATIONS              COM             04743P108   2430     54400             SOLE                 54400
AVAGO TECHNOLOGIES                  SHS             Y0486S104   1244     40000             SOLE                 40000
BELDEN CDT INC                      COM             077454106   3304     88000             SOLE                 88000
BMC SOFTWARE INC                    COM             055921100   4576     92000             SOLE                 92000
BUILD-A-BEAR WORKSHOP, INC.         COM             120076104     70     11569             SOLE                 11569
CAMBREX CORP                        COM             132011107     90     16400             SOLE                 16400
CHINA CABLECOM HOLDINGS LTD         SHS             G21176303    317    764834             SOLE                764834
COGNIZANT TECH SOLUTIONS            CL A            192446102   2214     27200             SOLE                 27200
COMPUWARE CORP                      COM             205638109   2957    256000             SOLE                256000
COMVERSE TECHNOLOGY INC             COM             205862402  30252   4028289             SOLE               4028289
CONCUR TECHNOLOGIES INC             COM             206708109   2634     47500             SOLE                 47500
CYPRESS SEMICONDUCTOR CORP          COM             232806109   3798    196000             SOLE                196000
FINISAR CORPORATION                 COM             31787A507    148      6000             SOLE                  6000
FLEXTRONICS INTL LTD                ORD             Y2573F102   1497    200400             SOLE                200400
GOOGLE INC                          CL A            38259P508    381       650             SOLE                   650
INFORMATICA CORP                    COM             45666Q102    104      2000             SOLE                  2000
ISHARES TR                          DJ HOME CONSTN  464288752    845     63805             SOLE                 63805
LIVEPERSON INC                      COM             538146101    274     21682             SOLE                 21682
LORILLARD INC                       COM             544147101    175      1842             SOLE                  1842
MARKET VECTORS ETF TR               EGYPT INDX ETF  57060U548    374     23139             SOLE                 23139
MAXIM INTEGRATED PRODUCTS           COM             57772K101   1024     40000             SOLE                 40000
MELLANOX TECHNOLOGIES LTD           SHS             M51363113   8777    347876             SOLE                347876
MICROSEMI CORP                      COM             595137100   8123    392240             SOLE                392240
NETLOGIC MICROSYSTEMS INC           COM             64118B100   3136     74640             SOLE                 74640
NETWORK APPLIANCE INC               COM             64110D104   1367     28400             SOLE                 28400
NICE SYS LTD                        SPONS ADR       653656108   6915    187200             SOLE                187200
ON SEMICONDUCTOR CORPORATION        COM             682189105   3313    336000             SOLE                336000
PETROLEO BRASILEIRO S.A.            SPONS ADR       71654V408    420     10400             SOLE                 10400
PLANTRONICS INC                     COM             727493108   1289     35200             SOLE                 35200
POLYCOM INC                         COM             73172K104   1410     27200             SOLE                 27200
PRICELINE.COM INC                   COM             741503403    456       900             SOLE                   900
QLIK TECHNOLOGIES INC               COM             74733T105   2561    98,500             SOLE                98,500
QUALCOMM INC                        COM             747525103   4828     88050             SOLE                 88050
RADWARE LTD                         ORD             M81873107   6707    189250             SOLE                189250
SPDR TRUST SERIES 1                 TR UNIT         78462F103   3345     25228             SOLE                 25228
SRS LABS INC                        COM             78464M106     96     11250             SOLE                 11250
SYNVISTA THERAPEUTICS INC           COM             87164M100      0     22000             SOLE                 22000
TALEO CORP                          CL A            87424N104   1369     38401             SOLE                 38401
TJX COMPANIES INC                   COM             872540109      5       100             SOLE                   100
TRIQUINT SEMICONDUCTOR INC          COM             89674K103    194     15000             SOLE                 15000
VERINT SYS INC                      COM             92343X100  26837    748805             SOLE                748805
VIROPHARMA INC                      COM             928241108     15       774             SOLE                   774
VISHAY INTERTECHNOLOGY INC          COM             928298108    333     18750             SOLE                 18750
VMWare Inc                          CL A            928563402    224      2750             SOLE                  2750
YAHOO INC                           CALL            984332906    391      3481             SOLE                  3481